Semi-Annual Report
March 31, 2025
SPDR® S&P 500® ETF Trust
A Unit Investment Trust
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SPDR S&P 500® ETF Trust
Semi-Annual Report
March 31, 2025
(Unaudited)

SPDR S&P 500® ETF Trust
Schedule of Investments
March 31, 2025 (Unaudited)

Common Stocks	Shares	Value
3M Co.	6,499,379	$ 954,498,800
A.O. Smith Corp.	1,427,069	93,273,230
Abbott Laboratories	20,767,331	2,754,786,457
AbbVie, Inc.	21,134,385	4,428,076,345
Accenture PLC Class A	7,481,662	2,334,577,810
Adobe, Inc. (a)	5,211,342	1,998,705,997
Advanced Micro Devices, Inc. (a)	19,399,933	1,993,149,116
AES Corp.	8,536,534	106,023,752
Aflac, Inc.	5,925,488	658,855,011
Agilent Technologies, Inc.	3,415,266	399,517,817
Air Products & Chemicals, Inc.	2,662,130	785,115,380
Airbnb, Inc. Class A (a)	5,185,537	619,464,250
Akamai Technologies, Inc. (a)	1,799,535	144,862,568
Albemarle Corp.	1,411,106	101,627,854
Alexandria Real Estate Equities, Inc. REIT	1,844,084	170,596,211
Align Technology, Inc. (a)	837,644	133,068,126
Allegion PLC	1,041,323	135,850,999
Alliant Energy Corp.	3,079,817	198,186,224
Allstate Corp.	3,171,840	656,792,909
Alphabet, Inc. Class A	69,830,539	10,798,594,551
Alphabet, Inc. Class C	56,595,054	8,841,845,286
Altria Group, Inc.	20,280,058	1,217,209,081
Amazon.com, Inc. (a)	112,916,236	21,483,443,061
Amcor PLC	17,355,678	168,350,077
Ameren Corp.	3,230,970	324,389,388
American Electric Power Co., Inc.	6,379,332	697,069,608
American Express Co.	6,644,280	1,787,643,534
American International Group, Inc.	7,103,049	617,539,080
American Tower Corp. REIT	5,594,904	1,217,451,110
American Water Works Co., Inc.	2,334,476	344,381,900
Ameriprise Financial, Inc.	1,151,534	557,469,125
AMETEK, Inc.	2,770,732	476,953,806
Amgen, Inc.	6,433,662	2,004,407,396
Amphenol Corp. Class A	14,498,520	950,957,927
Analog Devices, Inc.	5,941,206	1,198,163,014
Common Stocks	Shares	Value
ANSYS, Inc. (a)	1,047,634	$ 331,639,019
Aon PLC Class A	2,590,543	1,033,859,806
APA Corp.	4,442,001	93,370,861
Apollo Global Management, Inc.	5,354,340	733,223,320
Apple, Inc.	179,838,861	39,947,606,194
Applied Materials, Inc.	9,729,237	1,411,906,873
Aptiv PLC (a)	2,746,822	163,435,909
Arch Capital Group Ltd.	4,488,649	431,718,261
Archer-Daniels-Midland Co.	5,727,508	274,977,659
Arista Networks, Inc. (a)	12,362,694	957,861,531
Arthur J Gallagher & Co.	3,045,194	1,051,322,777
Assurant, Inc.	614,408	128,872,078
AT&T, Inc.	85,944,349	2,430,506,190
Atmos Energy Corp.	1,900,376	293,760,122
Autodesk, Inc. (a)	2,575,505	674,267,209
Automatic Data Processing, Inc.	4,870,941	1,488,218,604
AutoZone, Inc. (a)	200,911	766,029,443
AvalonBay Communities, Inc. REIT	1,701,662	365,210,698
Avery Dennison Corp.	962,431	171,283,845
Axon Enterprise, Inc. (a)	867,672	456,352,088
Baker Hughes Co.	11,853,002	520,939,438
Ball Corp.	3,575,235	186,162,486
Bank of America Corp.	79,269,687	3,307,924,039
Bank of New York Mellon Corp.	8,591,702	720,586,047
Baxter International, Inc.	6,128,155	209,766,746
Becton Dickinson & Co.	3,437,421	787,375,654
Berkshire Hathaway, Inc. Class B (a)	21,943,495	11,686,666,567
Best Buy Co., Inc.	2,340,863	172,310,925
Biogen, Inc. (a)	1,745,393	238,839,578
Bio-Techne Corp.	1,892,205	110,939,979
Blackrock, Inc.	1,742,748	1,649,476,127
Blackstone, Inc.	8,762,442	1,224,814,143
Boeing Co. (a)	8,979,578	1,531,467,028
Booking Holdings, Inc.	396,343	1,825,916,530
Boston Scientific Corp. (a)	17,640,005	1,779,523,704
Bristol-Myers Squibb Co.	24,271,476	1,480,317,321

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Common Stocks	Shares	Value
Broadcom, Inc.	56,115,245	$ 9,395,375,470
Broadridge Financial Solutions, Inc.	1,401,461	339,798,234
Brown & Brown, Inc.	2,843,512	353,732,893
Brown-Forman Corp. Class B	2,181,598	74,043,436
Builders FirstSource, Inc. (a)	1,378,519	172,232,164
Bunge Global SA	1,598,100	122,126,802
BXP, Inc. REIT	1,744,529	117,214,904
Cadence Design Systems, Inc. (a)	3,285,281	835,545,517
Caesars Entertainment, Inc. (a)	2,545,196	63,629,900
Camden Property Trust REIT	1,280,517	156,607,229
Campbell's Co.	2,352,954	93,929,924
Capital One Financial Corp.	4,565,960	818,676,628
Cardinal Health, Inc.	2,899,019	399,397,848
CarMax, Inc. (a)	1,856,096	144,627,000
Carnival Corp. (a)	12,440,920	242,971,168
Carrier Global Corp.	9,667,635	612,928,059
Caterpillar, Inc.	5,721,543	1,886,964,881
Cboe Global Markets, Inc.	1,250,587	282,995,332
CBRE Group, Inc. Class A (a)	3,538,516	462,767,122
CDW Corp.	1,596,366	255,833,615
Cencora, Inc.	2,066,246	574,602,350
Centene Corp. (a)	5,936,952	360,432,356
CenterPoint Energy, Inc.	7,806,646	282,834,785
CF Industries Holdings, Inc.	2,084,538	162,906,645
CH Robinson Worldwide, Inc.	1,408,051	144,184,422
Charles River Laboratories International, Inc. (a)	612,590	92,207,047
Charles Schwab Corp.	20,409,613	1,597,664,506
Charter Communications, Inc. Class A (a)	1,158,254	426,851,347
Chevron Corp.	20,011,924	3,347,794,766
Common Stocks	Shares	Value
Chipotle Mexican Grill, Inc. (a)	16,225,786	$ 814,696,715
Chubb Ltd.	4,461,311	1,347,271,309
Church & Dwight Co., Inc.	2,928,037	322,347,593
Cigna Group	3,277,641	1,078,343,889
Cincinnati Financial Corp.	1,867,461	275,861,339
Cintas Corp.	4,102,958	843,280,958
Cisco Systems, Inc.	47,679,950	2,942,329,714
Citigroup, Inc.	22,471,999	1,595,287,209
Citizens Financial Group, Inc.	5,233,181	214,403,426
Clorox Co.	1,482,959	218,365,713
CME Group, Inc.	4,312,702	1,144,116,714
CMS Energy Corp.	3,578,915	268,812,306
Coca-Cola Co.	46,351,931	3,319,725,298
Cognizant Technology Solutions Corp. Class A	5,921,306	452,979,909
Colgate-Palmolive Co.	9,715,434	910,336,166
Comcast Corp. Class A	45,152,101	1,666,112,527
Conagra Brands, Inc.	5,716,872	152,468,976
ConocoPhillips	15,274,107	1,604,086,717
Consolidated Edison, Inc.	4,152,629	459,239,241
Constellation Brands, Inc. Class A	1,860,536	341,445,567
Constellation Energy Corp.	3,744,695	755,042,853
Cooper Cos., Inc. (a)	2,378,607	200,635,500
Copart, Inc. (a)	10,501,543	594,282,318
Corning, Inc.	9,230,518	422,573,114
Corpay, Inc. (a)	833,787	290,758,203
Corteva, Inc.	8,207,164	516,476,831
CoStar Group, Inc. (a)	5,045,110	399,724,065
Costco Wholesale Corp.	5,314,122	5,025,990,305
Coterra Energy, Inc.	8,823,543	255,000,393
Crowdstrike Holdings, Inc. Class A (a)	2,948,692	1,039,649,825
Crown Castle, Inc. REIT	5,206,247	542,647,125
CSX Corp.	23,099,679	679,823,553
Cummins, Inc.	1,643,211	515,048,056
CVS Health Corp.	15,063,315	1,020,539,591

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Common Stocks	Shares	Value
Danaher Corp.	7,661,888	$ 1,570,687,040
Darden Restaurants, Inc.	1,407,509	292,424,070
DaVita, Inc. (a)	526,662	80,563,486
Dayforce, Inc. (a)	1,888,992	110,184,903
Deckers Outdoor Corp. (a)	1,819,920	203,485,255
Deere & Co.	3,032,252	1,423,187,476
Dell Technologies, Inc. Class C	3,734,809	340,427,840
Delta Air Lines, Inc.	7,679,627	334,831,737
Devon Energy Corp.	7,868,759	294,291,587
Dexcom, Inc. (a)	4,678,662	319,505,828
Diamondback Energy, Inc.	2,238,434	357,880,828
Digital Realty Trust, Inc. REIT	3,788,270	542,821,208
Discover Financial Services	3,007,360	513,356,352
Dollar General Corp.	2,625,227	230,836,210
Dollar Tree, Inc. (a)	2,425,982	182,118,469
Dominion Energy, Inc.	10,062,087	564,181,218
Domino's Pizza, Inc.	413,757	190,100,654
DoorDash, Inc. Class A (a)	4,061,631	742,344,298
Dover Corp.	1,643,302	288,695,295
Dow, Inc.	8,385,052	292,806,016
DR Horton, Inc.	3,395,188	431,630,250
DTE Energy Co.	2,480,750	343,013,302
Duke Energy Corp.	9,289,981	1,133,098,983
DuPont de Nemours, Inc.	4,997,198	373,190,747
Eastman Chemical Co.	1,388,521	122,342,585
Eaton Corp. PLC	4,729,860	1,285,717,844
eBay, Inc.	5,737,947	388,631,150
Ecolab, Inc.	3,018,827	765,333,021
Edison International	4,637,133	273,219,876
Edwards Lifesciences Corp. (a)	7,064,915	512,065,039
Electronic Arts, Inc.	2,839,350	410,342,862
Elevance Health, Inc.	2,777,484	1,208,094,441
Eli Lilly & Co.	9,432,818	7,790,658,714
Emerson Electric Co.	6,750,965	740,175,803
Enphase Energy, Inc. (a)	1,585,809	98,399,448
Entergy Corp.	5,134,540	438,951,825
Common Stocks	Shares	Value
EOG Resources, Inc.	6,737,260	$ 863,986,222
EPAM Systems, Inc. (a)	679,478	114,723,066
EQT Corp.	7,132,400	381,084,132
Equifax, Inc.	1,485,748	361,868,783
Equinix, Inc. REIT	1,165,303	950,129,801
Equity Residential REIT	4,079,956	292,043,250
Erie Indemnity Co. Class A	299,600	125,547,380
Essex Property Trust, Inc. REIT	771,011	236,368,842
Estee Lauder Cos., Inc. Class A	2,797,484	184,633,944
Everest Group Ltd.	514,918	187,085,157
Evergy, Inc.	2,744,058	189,202,799
Eversource Energy	4,389,311	272,620,106
Exelon Corp.	12,046,448	555,100,324
Expand Energy Corp.	2,517,456	280,243,202
Expedia Group, Inc.	1,471,302	247,325,866
Expeditors International of Washington, Inc.	1,676,755	201,629,789
Extra Space Storage, Inc. REIT	2,539,223	377,049,223
Exxon Mobil Corp.	52,112,568	6,197,747,712
F5, Inc. (a)	690,165	183,770,235
FactSet Research Systems, Inc.	455,124	206,917,575
Fair Isaac Corp. (a)	291,765	538,061,342
Fastenal Co.	6,862,283	532,170,047
Federal Realty Investment Trust REIT	909,834	88,999,962
FedEx Corp.	2,652,818	646,703,972
Fidelity National Information Services, Inc.	6,341,394	473,575,304
Fifth Third Bancorp	8,032,213	314,862,750
First Solar, Inc. (a)	1,282,344	162,126,752
FirstEnergy Corp.	6,127,517	247,674,237
Fiserv, Inc. (a)	6,808,995	1,503,630,366
Ford Motor Co.	46,600,629	467,404,309
Fortinet, Inc. (a)	7,620,198	733,520,259
Fortive Corp.	4,084,600	298,911,028
Fox Corp. Class A	2,608,005	147,613,083
Fox Corp. Class B	1,584,173	83,501,759

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Common Stocks	Shares	Value
Franklin Resources, Inc.	3,705,149	$ 71,324,118
Freeport-McMoRan, Inc.	17,201,784	651,259,542
Garmin Ltd.	1,840,248	399,573,048
Gartner, Inc. (a)	922,774	387,325,159
GE HealthCare Technologies, Inc.	5,472,622	441,695,322
GE Vernova, Inc.	3,298,693	1,007,024,999
Gen Digital, Inc.	6,503,781	172,610,348
Generac Holdings, Inc. (a)	712,685	90,261,555
General Dynamics Corp.	3,037,828	828,051,156
General Electric Co.	12,848,997	2,571,726,750
General Mills, Inc.	6,599,145	394,562,880
General Motors Co.	11,911,698	560,207,157
Genuine Parts Co.	1,665,363	198,411,348
Gilead Sciences, Inc.	14,929,025	1,672,797,251
Global Payments, Inc.	2,964,230	290,257,402
Globe Life, Inc.	1,005,586	132,455,788
GoDaddy, Inc. Class A (a)	1,681,560	302,916,218
Goldman Sachs Group, Inc.	3,735,772	2,040,814,886
Halliburton Co.	10,392,503	263,657,801
Hartford Insurance Group, Inc.	3,443,005	426,003,009
Hasbro, Inc.	1,573,368	96,746,398
HCA Healthcare, Inc.	2,140,606	739,686,403
Healthpeak Properties, Inc. REIT	8,378,342	169,410,075
Henry Schein, Inc. (a)	1,493,555	102,293,582
Hershey Co.	1,769,702	302,672,133
Hess Corp.	3,311,073	528,877,690
Hewlett Packard Enterprise Co.	15,723,655	242,615,997
Hilton Worldwide Holdings, Inc.	2,880,477	655,452,541
Hologic, Inc. (a)	2,686,293	165,932,319
Home Depot, Inc.	11,895,798	4,359,691,009
Honeywell International, Inc.	7,782,395	1,647,922,141
Hormel Foods Corp.	3,489,243	107,957,178
Host Hotels & Resorts, Inc. REIT	8,373,322	118,984,906
Common Stocks	Shares	Value
Howmet Aerospace, Inc.	4,848,840	$ 629,040,013
HP, Inc.	11,227,038	310,876,682
Hubbell, Inc.	642,824	212,716,890
Humana, Inc.	1,442,305	381,633,903
Huntington Bancshares, Inc.	17,403,128	261,220,951
Huntington Ingalls Industries, Inc.	470,783	96,058,563
IDEX Corp.	903,871	163,573,535
IDEXX Laboratories, Inc. (a)	980,889	411,924,336
Illinois Tool Works, Inc.	3,197,450	792,999,574
Incyte Corp. (a)	1,919,311	116,214,281
Ingersoll Rand, Inc.	4,827,496	386,344,505
Insulet Corp. (a)	837,696	219,987,347
Intel Corp.	51,837,077	1,177,220,019
Intercontinental Exchange, Inc. (b)	6,877,205	1,186,317,863
International Business Machines Corp.	11,071,216	2,752,968,571
International Flavors & Fragrances, Inc.	3,062,726	237,698,165
International Paper Co.	6,287,759	335,451,943
Interpublic Group of Cos., Inc.	4,462,121	121,191,206
Intuit, Inc.	3,351,193	2,057,598,990
Intuitive Surgical, Inc. (a)	4,266,234	2,112,937,713
Invesco Ltd.	5,403,796	81,975,585
Invitation Homes, Inc. REIT	6,824,462	237,832,501
IQVIA Holdings, Inc. (a)	2,002,913	353,113,562
Iron Mountain, Inc. REIT	3,515,212	302,448,840
J.M. Smucker Co.	1,278,082	151,337,690
Jabil, Inc.	1,311,410	178,443,559
Jack Henry & Associates, Inc.	875,374	159,843,292
Jacobs Solutions, Inc.	1,467,090	177,356,510
JB Hunt Transport Services, Inc.	954,160	141,167,972
Johnson & Johnson	28,823,054	4,780,015,275
Johnson Controls International PLC	7,902,931	633,103,802
JPMorgan Chase & Co.	33,474,070	8,211,189,371

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Common Stocks	Shares	Value
Juniper Networks, Inc.	3,952,151	$ 143,028,345
Kellanova	3,221,249	265,720,830
Kenvue, Inc.	22,966,421	550,734,776
Keurig Dr. Pepper, Inc.	14,327,823	490,298,103
KeyCorp	11,872,987	189,849,062
Keysight Technologies, Inc. (a)	2,069,870	310,004,430
Kimberly-Clark Corp.	3,970,803	564,727,603
Kimco Realty Corp. REIT	8,041,636	170,804,349
Kinder Morgan, Inc.	23,152,723	660,547,187
KKR & Co., Inc.	8,079,580	934,080,244
KLA Corp.	1,590,903	1,081,495,859
Kraft Heinz Co.	10,443,235	317,787,641
Kroger Co.	7,973,811	539,747,267
L3Harris Technologies, Inc.	2,254,334	471,854,650
Labcorp Holdings, Inc.	1,001,953	233,194,541
Lam Research Corp.	15,367,711	1,117,232,590
Lamb Weston Holdings, Inc.	1,708,109	91,042,210
Las Vegas Sands Corp.	4,113,919	158,920,691
Leidos Holdings, Inc.	1,570,345	211,902,354
Lennar Corp. Class A	2,795,574	320,875,984
Lennox International, Inc.	384,020	215,369,937
Linde PLC	5,701,217	2,654,714,684
Live Nation Entertainment, Inc. (a)	1,880,459	245,550,336
LKQ Corp.	3,113,859	132,463,562
Lockheed Martin Corp.	2,508,057	1,120,374,142
Loews Corp.	2,115,074	194,396,451
Lowe's Cos., Inc.	6,759,729	1,576,571,595
Lululemon Athletica, Inc. (a)	1,341,295	379,666,963
LyondellBasell Industries NV Class A	3,112,331	219,108,102
M&T Bank Corp.	1,987,392	355,246,320
Marathon Petroleum Corp.	3,782,925	551,134,343
MarketAxess Holdings, Inc.	453,148	98,038,570
Marriott International, Inc. Class A	2,739,564	652,564,145
Common Stocks	Shares	Value
Marsh & McLennan Cos., Inc.	5,877,187	$ 1,434,209,944
Martin Marietta Materials, Inc.	732,098	350,038,017
Masco Corp.	2,537,636	176,467,207
Mastercard, Inc. Class A	9,749,610	5,343,956,233
Match Group, Inc.	3,007,629	93,838,025
McCormick & Co., Inc.	3,011,397	247,868,087
McDonald's Corp.	8,580,438	2,680,271,418
McKesson Corp.	1,500,247	1,009,651,229
Medtronic PLC	15,347,759	1,379,149,624
Merck & Co., Inc.	30,289,463	2,718,782,199
Meta Platforms, Inc. Class A	26,216,631	15,110,217,443
MetLife, Inc.	6,930,810	556,474,735
Mettler-Toledo International, Inc. (a)	250,521	295,842,754
MGM Resorts International (a)	2,711,185	80,359,523
Microchip Technology, Inc.	6,432,575	311,400,956
Micron Technology, Inc.	13,338,410	1,158,974,445
Microsoft Corp.	88,996,843	33,408,524,894
Mid-America Apartment Communities, Inc. REIT	1,395,514	233,860,236
Moderna, Inc. (a)	4,061,547	115,144,857
Mohawk Industries, Inc. (a)	629,099	71,830,524
Molina Healthcare, Inc. (a)	664,306	218,815,753
Molson Coors Beverage Co. Class B	2,061,255	125,468,592
Mondelez International, Inc. Class A	15,485,719	1,050,706,034
Monolithic Power Systems, Inc.	572,522	332,051,310
Monster Beverage Corp. (a)	8,387,816	490,854,992
Moody's Corp.	1,853,221	863,026,487
Morgan Stanley	14,813,621	1,728,305,162
Mosaic Co.	3,781,063	102,126,512
Motorola Solutions, Inc.	2,001,887	876,446,147

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Common Stocks	Shares	Value
MSCI, Inc.	929,492	$ 525,627,726
Nasdaq, Inc.	4,957,043	376,041,282
NetApp, Inc.	2,434,081	213,809,675
Netflix, Inc. (a)	5,119,569	4,774,151,680
Newmont Corp.	13,637,512	658,419,079
News Corp. Class A	4,543,071	123,662,393
News Corp. Class B	1,347,784	40,932,200
NextEra Energy, Inc.	24,612,190	1,744,758,149
NIKE, Inc. Class B	14,141,465	897,700,198
NiSource, Inc.	5,590,931	224,140,424
Nordson Corp.	650,672	131,253,556
Norfolk Southern Corp.	2,710,008	641,865,395
Northern Trust Corp.	2,346,099	231,442,666
Northrop Grumman Corp.	1,628,946	834,036,641
Norwegian Cruise Line Holdings Ltd. (a)	5,279,889	100,106,695
NRG Energy, Inc.	2,426,441	231,628,058
Nucor Corp.	2,812,707	338,481,160
NVIDIA Corp.	293,185,547	31,775,449,584
NVR, Inc. (a)	35,717	258,747,878
NXP Semiconductors NV	3,044,523	578,642,041
Occidental Petroleum Corp.	8,085,332	399,091,988
Old Dominion Freight Line, Inc.	2,251,198	372,460,709
Omnicom Group, Inc.	2,336,851	193,748,316
ON Semiconductor Corp. (a)	5,044,942	205,278,690
ONEOK, Inc.	7,433,269	737,528,950
Oracle Corp.	19,420,904	2,715,236,588
O'Reilly Automotive, Inc. (a)	688,053	985,690,967
Otis Worldwide Corp.	4,746,941	489,884,311
PACCAR, Inc.	6,275,371	611,032,874
Packaging Corp. of America	1,068,255	211,535,855
Palantir Technologies, Inc. Class A (a)	24,536,390	2,070,871,316
Palo Alto Networks, Inc. (a)	7,926,478	1,352,574,206
Paramount Global Class B	7,140,775	85,403,669
Common Stocks	Shares	Value
Parker-Hannifin Corp.	1,540,029	$ 936,106,628
Paychex, Inc.	3,836,855	591,949,989
Paycom Software, Inc.	563,658	123,148,000
PayPal Holdings, Inc. (a)	11,842,975	772,754,119
Pentair PLC	1,979,214	173,141,641
PepsiCo, Inc.	16,427,469	2,463,134,702
Pfizer, Inc.	67,825,419	1,718,696,117
PG&E Corp.	26,186,570	449,885,273
Philip Morris International, Inc.	18,616,337	2,954,971,172
Phillips 66 Co.	4,946,985	610,853,708
Pinnacle West Capital Corp.	1,363,527	129,875,947
PNC Financial Services Group, Inc.	4,739,889	833,130,290
Pool Corp.	455,940	145,148,499
PPG Industries, Inc.	2,779,084	303,892,835
PPL Corp.	8,839,808	319,205,467
Principal Financial Group, Inc.	2,520,585	212,661,756
Procter & Gamble Co.	28,071,762	4,783,989,680
Progressive Corp.	7,017,420	1,986,000,034
Prologis, Inc. REIT	11,083,558	1,239,030,949
Prudential Financial, Inc.	4,237,962	473,295,596
PTC, Inc. (a)	1,438,856	222,950,737
Public Service Enterprise Group, Inc.	5,967,990	491,165,577
Public Storage REIT	1,887,673	564,961,652
PulteGroup, Inc.	2,423,749	249,161,397
QUALCOMM, Inc.	13,240,637	2,033,894,250
Quanta Services, Inc.	1,765,120	448,658,202
Quest Diagnostics, Inc.	1,328,883	224,847,004
Ralph Lauren Corp.	481,463	106,278,143
Raymond James Financial, Inc.	2,191,606	304,435,989
Realty Income Corp. REIT	10,467,385	607,213,004
Regency Centers Corp. REIT	1,961,223	144,659,808
Regeneron Pharmaceuticals, Inc.	1,260,937	799,724,074
Regions Financial Corp.	10,887,458	236,584,462
Republic Services, Inc.	2,430,198	588,496,748

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Common Stocks	Shares	Value
ResMed, Inc.	1,758,488	$ 393,637,539
Revvity, Inc.	1,457,739	154,228,786
Rockwell Automation, Inc.	1,352,409	349,435,437
Rollins, Inc.	3,373,250	182,256,698
Roper Technologies, Inc.	1,284,453	757,287,800
Ross Stores, Inc.	3,949,781	504,742,514
Royal Caribbean Cruises Ltd.	2,962,818	608,681,330
RTX Corp.	15,943,222	2,111,839,186
S&P Global, Inc.	3,771,080	1,916,085,748
Salesforce, Inc.	11,456,962	3,074,590,322
SBA Communications Corp. REIT	1,284,637	282,632,986
Schlumberger NV	16,770,592	701,010,746
Seagate Technology Holdings PLC	2,526,370	214,615,132
Sempra	7,579,813	540,895,456
ServiceNow, Inc. (a)	2,467,583	1,964,541,530
Sherwin-Williams Co.	2,775,544	969,192,209
Simon Property Group, Inc. REIT	3,668,523	609,268,300
Skyworks Solutions, Inc.	1,917,671	123,939,077
Smurfit WestRock PLC	5,924,881	266,975,138
Snap-on, Inc.	628,883	211,939,860
Solventum Corp. (a)	1,658,846	126,138,650
Southern Co.	13,111,181	1,205,573,093
Southwest Airlines Co.	7,095,216	238,257,353
Stanley Black & Decker, Inc.	1,848,730	142,130,362
Starbucks Corp.	13,598,398	1,333,866,860
State Street Corp. (c)	3,453,290	309,173,054
Steel Dynamics, Inc.	1,696,020	212,138,182
STERIS PLC	1,176,165	266,577,797
Stryker Corp.	4,106,063	1,528,481,952
Super Micro Computer, Inc. (a)	6,032,264	206,544,719
Synchrony Financial	4,664,093	246,917,083
Synopsys, Inc. (a)	1,850,471	793,574,488
Sysco Corp.	5,856,675	439,484,892
T. Rowe Price Group, Inc.	2,661,081	244,473,511
Take-Two Interactive Software, Inc. (a)	1,957,340	405,658,715
Common Stocks	Shares	Value
Tapestry, Inc.	2,478,236	$ 174,492,597
Targa Resources Corp.	2,612,077	523,643,076
Target Corp.	5,485,631	572,480,451
TE Connectivity PLC	3,571,876	504,777,516
Teledyne Technologies, Inc. (a)	558,265	277,854,073
Teradyne, Inc.	1,950,735	161,130,711
Tesla, Inc. (a)	33,500,860	8,682,082,878
Texas Instruments, Inc.	10,898,149	1,958,397,375
Texas Pacific Land Corp.	225,656	298,991,943
Textron, Inc.	2,185,771	157,921,955
Thermo Fisher Scientific, Inc.	4,579,842	2,278,929,379
TJX Cos., Inc.	13,457,890	1,639,171,002
TKO Group Holdings, Inc.	797,191	121,818,757
T-Mobile U.S., Inc.	5,740,736	1,531,111,699
Tractor Supply Co.	6,398,860	352,577,186
Trane Technologies PLC	2,685,023	904,637,949
TransDigm Group, Inc.	671,466	928,832,203
Travelers Cos., Inc.	2,714,362	717,840,175
Trimble, Inc. (a)	2,916,033	191,437,566
Truist Financial Corp.	15,754,047	648,279,034
Tyler Technologies, Inc. (a)	512,314	297,854,236
Tyson Foods, Inc. Class A	3,411,813	217,707,788
U.S. Bancorp	18,664,735	788,025,112
Uber Technologies, Inc. (a)	25,008,797	1,822,140,949
UDR, Inc. REIT	3,603,940	162,789,970
Ulta Beauty, Inc. (a)	555,200	203,503,008
Union Pacific Corp.	7,234,343	1,709,041,190
United Airlines Holdings, Inc. (a)	3,939,505	272,022,820
United Parcel Service, Inc. Class B	8,760,770	963,597,092
United Rentals, Inc.	781,938	490,040,545
UnitedHealth Group, Inc.	11,017,292	5,770,306,685
Universal Health Services, Inc. Class B	703,187	132,128,837
Valero Energy Corp.	3,792,268	500,844,835
Ventas, Inc. REIT	5,233,228	359,836,757

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

Common Stocks	Shares	Value
Veralto Corp.	2,962,426	$ 288,688,414
VeriSign, Inc. (a)	973,930	247,251,609
Verisk Analytics, Inc.	1,691,473	503,416,194
Verizon Communications, Inc.	50,423,293	2,287,200,570
Vertex Pharmaceuticals, Inc. (a)	3,074,188	1,490,427,826
Viatris, Inc.	14,331,394	124,826,442
VICI Properties, Inc. REIT	12,627,355	411,904,320
Visa, Inc. Class A	20,631,350	7,230,462,921
Vistra Corp.	4,075,457	478,621,670
Vulcan Materials Co.	1,581,837	369,042,572
W.R. Berkley Corp.	3,610,080	256,893,293
Walgreens Boots Alliance, Inc.	8,603,287	96,098,716
Walmart, Inc.	51,933,416	4,559,234,591
Walt Disney Co.	21,642,379	2,136,102,807
Warner Bros Discovery, Inc. (a)	26,740,987	286,930,791
Waste Management, Inc.	4,373,727	1,012,561,538
Waters Corp. (a)	711,246	262,143,938
WEC Energy Group, Inc.	3,789,084	412,934,374
Wells Fargo & Co.	39,373,417	2,826,617,606
Welltower, Inc. REIT	7,293,690	1,117,466,245
West Pharmaceutical Services, Inc.	867,422	194,198,437
Western Digital Corp. (a)	4,140,777	167,411,614
Common Stocks	Shares	Value
Westinghouse Air Brake Technologies Corp.	2,045,417	$ 370,936,373
Weyerhaeuser Co. REIT	8,703,721	254,844,951
Williams Cos., Inc.	14,596,093	872,262,518
Williams-Sonoma, Inc.	1,473,868	233,018,531
Willis Towers Watson PLC	1,194,720	403,755,624
Workday, Inc. Class A (a)	2,561,869	598,273,268
WW Grainger, Inc.	530,886	524,425,117
Wynn Resorts Ltd.	1,072,250	89,532,875
Xcel Energy, Inc.	6,878,803	486,950,464
Xylem, Inc.	2,910,071	347,637,082
Yum! Brands, Inc.	3,342,913	526,040,790
Zebra Technologies Corp. Class A (a)	616,272	174,133,816
Zimmer Biomet Holdings, Inc.	2,384,648	269,894,461
Zoetis, Inc.	5,360,813	882,657,860
Total Common Stocks (Cost $631,638,907,290)		$569,299,017,968
(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the "Trustee"). See the table below for more information.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

The following table summarizes the value of the Trust's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$569,299,017,968	$—	$—	$569,299,017,968
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments  (continued)
March 31, 2025 (Unaudited)

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at March 31, 2025 and for the six months then ended are (Note 4):
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
Intercontinental Exchange, Inc.	6,951,228	$1,116,645,266	$668,229,160	$682,341,141	$111,190,012	$(27,405,434)	6,877,205	$1,186,317,863	$ 6,752,305
State Street Corp.	3,615,568	319,869,301	204,979,386	219,053,556	7,562,908	(4,184,985)	3,453,290	309,173,054	5,548,827
TOTAL		$1,436,514,567	$873,208,546	$901,394,697	$118,752,920	$(31,590,419)		$1,495,490,917	$12,301,132
*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2025*
INDUSTRY	% OF NET ASSETS
Semiconductors & Semiconductor Equipment	9.9%
Software	9.8
Technology Hardware, Storage & Peripherals	7.3
Interactive Media & Services	6.1
Financial Services	5.0
Broadline Retail	3.8
Banks	3.5
Pharmaceuticals	3.4
Oil, Gas & Consumable Fuels	3.4
Capital Markets	3.2
Health Care Equipment & Supplies	2.5
Insurance	2.4
Health Care Providers & Services	2.4
Hotels, Restaurants & Leisure	2.1
Aerospace & Defense	2.1
Consumer Staples Distribution & Retail	2.0
Specialty Retail	1.9
Biotechnology	1.9
Automobiles	1.7
Electric Utilities	1.6
Machinery	1.6
Entertainment	1.5
Chemicals	1.3
Beverages	1.3
Household Products	1.2
IT Services	1.2
Life Sciences Tools & Services	1.0
Specialized REITs	1.0
Ground Transportation	0.9
Communications Equipment	0.9
Diversified Telecommunication Services	0.8
Tobacco	0.7
Electrical Equipment	0.7
Multi-Utilities	0.7
Professional Services	0.7
Food Products	0.7
Commercial Services & Supplies	0.6
Consumer Finance	0.6
INDUSTRY	% OF NET ASSETS
Electronic Equipment, Instruments & Components	0.6%
Building Products	0.5
Media	0.5
Industrial Conglomerates	0.5
Air Freight & Logistics	0.3
Metals & Mining	0.3
Health Care REITs	0.3
Textiles, Apparel & Luxury Goods	0.3
Household Durables	0.3
Residential REITs	0.3
Retail REITs	0.3
Trading Companies & Distributors	0.3
Wireless Telecommunication Services	0.3
Energy Equipment & Services	0.3
Containers & Packaging	0.2
Industrial REITs	0.2
Real Estate Management & Development	0.2
Airlines	0.2
Personal Care Products	0.1
Construction Materials	0.1
Independent Power and Renewable Electricity Producers	0.1
Distributors	0.1
Construction & Engineering	0.1
Water Utilities	0.1
Gas Utilities	0.1
Auto Components	0.0 **
Hotel & Resort REITs	0.0 **
Office REITs	0.0 **
Leisure Products	0.0 **
Other Assets in Excess of Liabilities	0.0 **
Total	100.0%
*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statement of Assets and Liabilities
March 31, 2025 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value (Note 3)	$567,803,527,051
Investments in affiliates of the Trustee and the Sponsor, at value	1,495,490,917
Total Investments	569,299,017,968
Cash	1,780,116,389
Dividends receivable — unaffiliated issuers (Note 3)	317,576,607
Receivable for foreign taxes recoverable	617,478
Total Assets	571,397,328,442
LIABILITIES
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	1,015,414
Accrued Trustee expense (Note 4)	51,784,924
Accrued marketing expense (Note 4)	41,736,318
Distribution payable	1,755,265,039
Accrued expenses and other liabilities	79,243,495
Total Liabilities	1,929,045,190
NET ASSETS	$569,468,283,252
NET ASSETS CONSIST OF:
Paid-in Capital (Note 5)	$657,627,096,489
Total distributable earnings (loss)	(88,158,813,237)
NET ASSETS	$569,468,283,252
NET ASSET VALUE PER UNIT	$ 559.02
UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	1,018,682,116
COST OF INVESTMENTS:
Unaffiliated issuers	$630,226,893,116
Affiliates of the Trustee and the Sponsor (Note 4)	1,412,014,174
Total Cost of Investments	$631,638,907,290
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statements of Operations

	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 3)	$ 4,125,553,692	$ 7,220,023,318	$ 6,311,737,018	$ 5,814,040,700
Dividend income — affiliates of the Trustee and the Sponsor	12,301,132	19,479,204	19,996,068	18,096,796
Foreign taxes withheld	(956,049)	(1,851,725)	(1,679,078)	(1,312,601)
Total Investment Income	4,136,898,775	7,237,650,797	6,330,054,008	5,830,824,895
EXPENSES
Trustee expense (Note 4)	149,429,645	231,636,853	175,093,321	223,329,603
S&P license fee (Note 4)	92,607,236	150,726,719	115,509,122	117,918,485
Marketing expense (Note 4)	42,278,369	80,946,186	65,729,666	25,359,401
Registration and filing fees	3,281,119	3,546,000	—	—
Legal and audit fees	204,072	330,925	588,706	441,522
Other expenses	2,969,946	5,707,312	5,042,924	2,504,225
Total Expenses	290,770,387	472,893,995	361,963,739	369,553,236
NET INVESTMENT INCOME (LOSS)	3,846,128,388	6,764,756,802	5,968,090,269	5,461,271,659
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,815,082,734)	(3,951,898,541)	(3,915,717,181)	(2,352,742,735)
Investments — affiliates of the Trustee and the Sponsor	(1,016,912)	(6,161,327)	(17,957,675)	—
In-kind redemptions — unaffiliated issuers	57,823,043,472	74,790,852,885	24,760,750,943	50,130,219,174
In-kind redemptions — affiliated issuers	119,769,832	97,883,398	15,556,396	87,262,145
Net realized gain (loss)	56,126,713,658	70,930,676,415	20,842,632,483	47,864,738,584
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(72,385,720,257)	73,445,093,833	44,789,048,168	(113,100,095,302)
Investments — affiliates of the Trustee and the Sponsor	(31,590,419)	326,127,232	154,584,224	(331,704,873)
Net change in unrealized appreciation/depreciation	(72,417,310,676)	73,771,221,065	44,943,632,392	(113,431,800,175)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,290,597,018)	144,701,897,480	65,786,264,875	(65,567,061,591)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(12,444,468,630)	$151,466,654,282	$71,754,355,144	$ (60,105,789,932)
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statements of Changes in Net Assets

	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,846,128,388	$ 6,764,756,802	$ 5,968,090,269	$ 5,461,271,659
Net realized gain (loss)	56,126,713,658	70,930,676,415	20,842,632,483	47,864,738,584
Net change in unrealized appreciation/depreciation	(72,417,310,676)	73,771,221,065	44,943,632,392	(113,431,800,175)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,444,468,630)	151,466,654,282	71,754,355,144	(60,105,789,932)
NET EQUALIZATION CREDITS AND CHARGES (NOTE 3)	(67,722,588)	(64,412,896)	(13,333,359)	49,404,768
DISTRIBUTIONS TO UNITHOLDERS	(3,779,154,663)	(6,848,328,973)	(6,037,265,137)	(5,672,206,879)
INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	524,829,346,649	931,210,511,336	656,633,347,164	752,047,231,926
Cost of Units redeemed	(528,788,332,974)	(890,145,523,272)	(648,847,861,480)	(740,656,771,588)
Net income equalization (Note 3)	67,722,588	64,412,896	13,333,359	(49,404,768)
NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	(3,891,263,737)	41,129,400,960	7,798,819,043	11,341,055,570
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(20,182,609,618)	185,683,313,373	73,502,575,691	(54,387,536,473)
NET ASSETS AT BEGINNING OF PERIOD	589,650,892,870	403,967,579,497	330,465,003,806	384,852,540,279
NET ASSETS AT END OF PERIOD	$ 569,468,283,252	$ 589,650,892,870	$ 403,967,579,497	$ 330,465,003,806
UNIT TRANSACTIONS:
Units sold	893,150,000	1,848,950,000	1,598,300,000	1,757,900,000
Units redeemed	(901,650,000)	(1,767,150,000)	(1,577,850,000)	(1,729,600,000)
NET INCREASE (DECREASE)	(8,500,000)	81,800,000	20,450,000	28,300,000
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Financial Highlights
Selected data for a Unit outstanding throughout each period

	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Net asset value, beginning of period	$ 574.05	$ 427.31	$ 357.29	$ 429.22	$ 335.21	$ 296.82
Income (loss) from investment operations:
Net investment income (loss) (a)	3.67	6.83	6.41	5.98	5.44	5.59
Net realized and unrealized gain (loss)	(14.98)	146.99	70.13	(71.78)	94.21	38.51
Total from investment operations	(11.31)	153.82	76.54	(65.80)	99.65	44.10
Net equalization credits and charges (a)	(0.06)	(0.07)	(0.01)	0.05	0.02	(0.03)
Less Distributions from:
Net investment income	(3.66)	(7.01)	(6.51)	(6.18)	(5.66)	(5.68)
Net asset value, end of period	$ 559.02	$ 574.05	$ 427.31	$ 357.29	$ 429.22	$ 335.21
Total return (b)	(2.01)%	36.15%	21.45%	(15.53)%	29.79%	14.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$569,468,283	$589,650,893	$403,967,579	$330,465,004	$384,852,540	$293,953,505
Ratios to average net assets:
Total expenses (excluding Trustee earnings credit and fee waivers)	0.09%(c)	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses (excluding Trustee earnings credit)	0.09%(c)	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses (d)	0.09%(c)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	1.25%(c)	1.35%	1.56%	1.40%	1.36%	1.81%
Portfolio turnover rate (e)	1%	3%	2%	2%	4%	2%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the period.
(b)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.
(c)	Annualized.
(d)	Net of expenses waived by the Trustee.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Notes to Financial Statements
March 31, 2025 (Unaudited)

Note 1  — Organization
SPDR S&P 500® ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust is an “Exchange-Traded Fund”, the units of which are listed on and traded on the New York Stock Exchange (“NYSE”)  under the symbol “SPY”, and operates under an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500® Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” - see Note 5) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.
Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), PDR Services, LLC (the “Sponsor”) and State Street Global Advisors Trust Company (the “Trustee”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.
The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”). ICE is a publicly-traded entity, trading on the NYSE under the symbol “ICE.”
Note 2  — Segment Reporting
The Trust has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Trust's investments in accordance with its investment objective. The Trust's chief operating decision maker (“CODM”) is the President of the Trustee. The CODM assesses performance based on the Trust's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Trust's Total Return is utilized by the CODM to compare results, including the impact of the Trust's costs, to the Trust's competitors and to the Trust's benchmark index.
Note 3  — Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trustee (who is responsible for the preparation of the Trust's financial statements) in the preparation of the Trust's financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Trustee to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2025 (Unaudited)

Note 3 — Summary of Significant Accounting Policies – (continued)
Security Valuation
The Trust’s investments are valued at fair value each day that the NYSE is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, the S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2025 (Unaudited)

Note 3 — Summary of Significant Accounting Policies – (continued)
default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trustee’s policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee’s estimates of such re-designations for which actual information has not yet been reported. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
Distributions
The Trust declares and distributes dividends from net investment income, if any, to its holders of Units (“Unitholders”), quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
Equalization
The Trustee follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Federal Income Taxes
For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2025 (Unaudited)

Note 3 — Summary of Significant Accounting Policies – (continued)
a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with U.S. federal income tax principles, which may differ from U.S. GAAP.
U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.
The Trustee has reviewed the Trust's tax positions for the open tax years as of September 30, 2024 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trustee has the Trust recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended September 30, 2024.
No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.
During the six months ended March 31, 2025, the Trustee reclassified $57,942,813,304 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 5) as an increase to paid in capital in the Statement of Assets and Liabilities.
At  March 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500® ETF Trust	$631,668,690,690	$14,454,358,260	$76,824,030,982	$(62,369,672,722)

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2025 (Unaudited)

Note 4  — Transactions with Affiliates of the Trustee and Sponsor
State Street Bank and Trust Company (“SSBT”), the parent of the Trustee, maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee pays SSBT for such services. The Trustee oversees the services provided by SSBT and is responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500® Index. For these services, the Trustee received a fee at the following annual rates for the six months ended March 31, 2025:
Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999 $500,000,000 – $2,499,999,999 $2,500,000,000 and above	0.10% per annum plus or minus the Adjustment Amount 0.08% per annum plus or minus the Adjustment Amount 0.06% per annum plus or minus the Adjustment Amount
The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended March 31, 2025, the Adjustment Amount reduced the Trustee’s fee by $35,485,652. The Adjustment Amount included an excess of net transaction fees from processing orders of $3,536,790 and a Trustee earnings credit of $31,948,862.
The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2026, so that the total operating expenses would not exceed 0.0945% per annum of the daily NAV of the Trust. No amounts were waived for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.
In accordance with the Trust Agreement and under the terms of an exemptive order issued by the SEC, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s NAV on an annualized basis. The expenses reimbursed to the Sponsor for the six months ended March 31, 2025 and the years ended September 30, 2024,  2023 and 2022, did not exceed 0.20% per annum. The licensing and marketing fee disclosed below are subject to both the reimbursement from the Trust to the Sponsor and expense limitation of 0.20% of the Trust’s NAV for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022. The Trust reimbursed the Sponsor for $72,457, $384,319, $446,722 and $300,191 of legal fees for the six months ended March 31, 2025, and the years ended September 30, 2024,  2023 and 2022, respectively, which are included in Legal and audit fees on the Statements of Operations.
S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGA FD, an affiliate of the Trustee, a license to use the S&P 500® Index and to use certain trade names and trademarks of S&P

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2025 (Unaudited)

Note 4 — Transactions with Affiliates of the Trustee and Sponsor – (continued)
in connection with the Trust. The S&P 500® Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”, the principal U.S. listing exchange for the Trust) have each received a sublicense from SSGA FD for the use of the S&P 500® Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.
The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.
ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $25,000, and the Trust does not reimburse the Sponsor for this fee.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at March 31, 2025 are listed in the Schedule of Investments.
Note 5  — Unitholder Transactions
Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the  common stocks that are included in the S&P 500® Index, an

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2025 (Unaudited)

Note 5 — Unitholder Transactions – (continued)
additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.
Note 6  — Investment Transactions
For the six months ended March 31, 2025, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $363,229,567,497, $367,116,772,469, $5,985,430,260, and $6,085,897,973, respectively. Net realized gain (loss) on investment transactions in the Statement of Operations includes net gains resulting from in-kind transactions of $57,942,813,304.
Note 7  — Equity Investing and Market Risk
An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments and could result in increased premiums or discounts to the Trust’s net asset value. For example, conflict, loss of life and disaster connected to ongoing armed conflicts between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on their respective regions, including significant adverse effects on the regional or global economies and the markets for certain securities. Russia’s invasion of Ukraine has resulted in sanctions against Russian governmental institutions, Russian entities, and Russian individuals that may result in the devaluation of Russian currency; a downgrade in the country’s credit rating; a freeze of Russian foreign assets; and a decline in the value and liquidity of Russian securities, properties, or interests. These Russian-related sanctions as well as the potential for military escalation and other corresponding events in Europe and the Middle East, and the resulting disruption of the Russian and Israeli economies, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Trust, even if the Trust does not have direct exposure to securities of Russian or Israeli issuers.
An investment in the Trust is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of common stocks actually held by the Trust and that make up the Trust's portfolio (the "Portfolio Securities") may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities, the value of equity securities generally and other factors. The identity and weighting of common stocks that are included in the S&P 500® Index and the Portfolio Securities change from time to time.
The financial condition of issuers of Portfolio Securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of the Trust's portfolio and thus in the value of Units. Since the Trust is not actively managed, the adverse financial condition of an

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2025 (Unaudited)

Note 7 — Equity Investing and Market Risk – (continued)
issuer will not result in its elimination from the Trust’s portfolio unless such issuer is removed from the S&P 500® Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises, as well as war, acts of terrorism and the spread of infectious disease or other public health issues.
The impact of infectious disease outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally. These factors, as well as any restrictive measures instituted in order to prevent or control a pandemic or other public health crisis could have a material and adverse effect on the Trust’s investments.
Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of the issuer because the rights of common stockholders, as owners of the issuer, generally are subordinate to the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities that typically have a stated principal amount payable at maturity, or preferred stocks that typically have a liquidation preference and may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Equity securities values are subject to market fluctuations as long as the equity securities remain outstanding. The value of the Trust's portfolio will fluctuate over the entire life of the Trust.
There can be no assurance that the issuers of Portfolio Securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of Portfolio Securities and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.
Note 8  — Subsequent Events
The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500® ETF Trust
Other Information
March 31, 2025 (Unaudited)

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)
The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500® Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.
Cumulative Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	8.13%	133.03%	220.70%
Return Based on Bid/Ask Price	8.23%	133.04%	220.85%
S&P 500® Index	8.25%	134.57%	224.82%
Average Annual Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	8.13%	18.44%	12.36%
Return Based on Bid/Ask Price	8.23%	18.44%	12.36%
S&P 500® Index	8.25%	18.59%	12.50%
(1)	The bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m.

SPDR S&P 500® ETF Trust
(Unaudited)

Sponsor
PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005
Trustee
State Street Global Advisors Trust Company
One Iron Street
Boston, MA 02210
Distributor
ALPS Distributors, Inc.
1290 Broadway Suite 1000
Denver, CO 80203
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard, Suite 500
Boston, MA 02210